Annual Total Returns - Voya MidCap Opportunities Fund (Class A C I R R6 T and W Shares) [BarChart] - Class A C I R R6 T and W Shares - Voya MidCap Opportunities Fund - Class A	Sep. 30, 2020
Bar Chart Table:
2010	29.97%
2011	(0.88%)
2012	13.56%
2013	31.04%
2014	8.42%
2015	(0.09%)
2016	6.83%
2017	24.47%
2018	(8.01%)
2019	28.66%